Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stocks Reflected in the Condensed Balance Sheets - Rosecliff Acquisition Corp I [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds		$ 253,000,000
Less:
Proceeds allocated to Public Warrants		(7,590,000)
Class A common stock issuance costs		(13,934,844)
Plus:
Accretion of carrying value to redemption value	$ 2,310,479	21,524,844
Redemption of Class A common stock	(250,522,502)
Class A common stock subject to possible redemption	$ 4,787,977	$ 253,000,000